Future Minimum Rental Commitments Under Non-cancellable Operating Leases (Detail) - Buildings $ in Millions	Jun. 30, 2015 USD ($)
Operating Leased Assets [Line Items]
Year Ending June 30, 2016	$ 863
Year Ending June 30, 2017	803
Year Ending June 30, 2018	735
Year Ending June 30, 2019	611
Year Ending June 30, 2020	524
Thereafter	1,617
Total	$ 5,153